Subsequent Events - Additional Information (Detail) - USD ($)								6 Months Ended		12 Months Ended
	Sep. 09, 2021	Sep. 01, 2021	Apr. 01, 2021	Mar. 24, 2021	Feb. 17, 2021	Feb. 03, 2021	Feb. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Mar. 30, 2021	Feb. 28, 2021	Feb. 18, 2021	Dec. 31, 2019
Subsequent Event [Line Items]
Common stock, par value								$ 0.00001		$ 0.00001
Capital stock shares authorized share capital													1,176,556,156
Common Stock, Shares Authorized													1,000,000,000
Estimated Litigation Liability											$ 6,800,000
Payment of Upfront Fees			$ 2,000,000.0
Litigation Amount Payable Due Date										Sep. 30, 2021
Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								0		38,224
Restricted Stock [Member] | Employees and Advisors [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period				1,500,000	96,083,025
Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value								$ 0.00001		$ 0.00001				$ 0.00001
Common Stock, Shares Authorized								90,000,000		90,000,000				90,000,000
Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value								$ 0.00001		$ 0.00001				$ 0.00001
Common Stock, Shares Authorized								1,000,000,000		400,000,000				400,000,000
Stock Issued During Period, Shares, Acquisitions									601,000	601,000
Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 18,100,000	$ 60,000,000.0
Long-term Debt, Maturity Date							Apr. 30, 2025
Debt Instrument Convertible Percentage Of Merger Stock Price							80.00%
Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Debt First Tranche [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount												$ 24,200,000
Percentage of Warrants Issued Entity Fully Diluted Share Capital						0.14%
Threshold Minimum Investor Investment for Which Warrants are Issued						$ 1,000,000.0
Percentage of Common Stock and Warrants Issued of Entity Fully Diluted Share Capital						3.50%
Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Debt Second Tranche [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount						$ 1,900,000						$ 40,000,000.0	$ 40,000,000.0
Number of Common Stock Issued Per Dollar Committed							7
Merger Agreement With Osprey Technology Acquisition Corp [Member]
Subsequent Event [Line Items]
Gross Proceeds Received By Post Business Combination Entity					$ 225,000,000
Termination Fee					$ 40,700,000
Merger Agreement With Osprey Technology Acquisition Corp [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Cash Distribution Per Share					$ 0.00001
Merger Agreement With Osprey Technology Acquisition Corp [Member] | PIPE Investors [Member]
Subsequent Event [Line Items]
Proceeds from Issuance of Common Stock					$ 180,000,000
Subsequent Event [Member] | Palantir Technologies Inc [Member] | Blacksky Technology [Member]
Subsequent Event [Line Items]
Multi year strategic partnership value		$ 16,000,000.0
Sale of Stock, Consideration Received on Transaction		$ 8,000,000.0
Sale of Stock, Price Per Share		$ 10.00
Sale of Stock, Number of Shares Issued in Transaction		800,000
Payment of access fees		$ 8,000,000.0
Minimum amount of fee under termination clause		$ 750,000
Subsequent Event [Member] | Osprey [Member] | Blacksky Technology [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Acquisitions	78,993,201
Net proceeds from Business Combination	$ 223,100,000
Gross proceeds from Business Combination	291,000,000.0
Settling of loans and interest payable	19,600,000
Business Combination, Acquisition Related Costs	$ 48,300,000
Subsequent Event [Member] | PIPE Shares [Member] | Osprey [Member] | Blacksky Technology [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share	$ 10.00
Stock Issued During Period, Shares, Acquisitions	18,000,000
Stock Issued During Period, Value, Acquisitions	$ 180,000,000.0
Subsequent Event [Member] | Two Thousand and Twenty One Bridge Notes [Member] | Two Thousand and Twenty One Bridge Financing [Member] | Common Class A [Member] | Debt First Tranche [Member]
Subsequent Event [Line Items]
Number of Common Stock Issued Per Dollar Committed						7
Subsequent Event [Member] | Merger Agreement With Osprey Technology Acquisition Corp [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Cash Distribution Per Share													$ 0.00001
Subsequent Event [Member] | Two Thousand and Twenty One Omnibus Amendment [Member] | SVB Line Of Credit [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of Common Stock Issued Per Dollar Committed							7
Osprey Technology Acquisition Corp [Member] | Common Class B [Member]
Subsequent Event [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001				$ 0.0001
Common Stock, Shares Authorized								25,000,000		25,000,000				25,000,000
Osprey Technology Acquisition Corp [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, par value								$ 0.0001		$ 0.0001				$ 0.0001
Common Stock, Shares Authorized								150,000,000		150,000,000				150,000,000
Black Sky | Osprey Technology Acquisition Corp [Member]
Subsequent Event [Line Items]
Purchase price					$ 10.00
Business combination, transferred other					$ 925,000,000
Common stock, par value					$ 0.00001
Cash payable per share					$ 0.00001
Post Merger Combined Company Meber [Member] | Merger Agreement With Osprey Technology Acquisition Corp [Member] | Maximum [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					71.00%
Post Merger Combined Company Meber [Member] | Merger Agreement With Osprey Technology Acquisition Corp [Member] | Minimum [Member]
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired					57.00%